Allowance for Loan Losses and Credit Quality Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Allowance for Loan Losses and Credit Quality Disclosures
Allowance for Loan Losses and Credit Quality
The Company’s primary lending emphasis is the origination of commercial business and commercial real estate loans and mortgage warehouse lines of credit.  Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy, and a decline in New Jersey real estate market values.  Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.
The following table provides an aging of the loan portfolio by loan class at March 31, 2017:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction Loans	$—	$—	$182	$182	$107,540	$107,722	$—	$182
Commercial Business	376	—	396	772	100,694	101,466	46	4,438
Commercial Real Estate	1,800	—	1,868	3,668	254,462	258,130	—	2,182
Mortgage Warehouse Lines	—	—	—	—	142,666	142,666	—	—
Residential Real Estate Loans	17	—	87	104	41,504	41,608	—	238
Consumer
Loans to Individuals	70	—	263	333	23,234	23,567	—	333
Other	—	—	—	—	177	177	—	—
Total loans	2,263	—	2,796	5,059	670,277	675,336	46	7,373
Deferred loan fees and costs, net	—	—	—	—	1,075	1,075	—	—
Total loans, net	$2,263	$—	$2,796	$5,059	$671,352	$676,411	$46	$7,373
The following table provides an aging of the loan portfolio by loan class at December 31, 2016:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction Loans	$—	$—	$186	$186	$95,849	$96,035	$—	$186
Commercial Business	113	115	790	1,018	98,632	99,650	—	920
Commercial Real Estate	741	942	2,707	4,390	238,003	242,393	—	3,187
Mortgage Warehouse Lines	—	—	—	—	216,259	216,259	—	—
Residential Real Estate Loans	564	—	392	956	43,835	44,791	—	544
Consumer
Loans to Individuals	—	29	361	390	23,346	23,736	24	337
Other	—	—	—	—	207	207	—	—
Total loans	1,418	1,086	4,436	6,940	716,131	723,071	24	5,174
Deferred loan fees and costs, net	—	—	—	—	1,737	1,737	—	—
Total loans, net	$1,418	$1,086	$4,436	$6,940	$717,868	$724,808	$24	$5,174

As provided by ASC 310-30, the excess of cash flows expected at acquisition over the initial investment in the loan is recognized as interest income over the life of the loan. Accordingly, acquired loans with evidence of deteriorated credit quality of $420,000 at March 31, 2017 and $439,000 at December 31, 2016 were not classified as non-performing loans.
The Company’s internal credit risk grades are based on the definitions currently utilized by the banking regulatory agencies.  The grades assigned and definitions are as follows, and loans graded excellent, above average, good and watch list are treated as “pass” for grading purposes:
1.  Excellent - Loans that are based upon cash collateral held at the Bank and adequately margined. Loans that are based upon "blue chip" stocks listed on the major exchanges and adequately margined.
2.  Above Average - Loans to companies whose balance sheets show excellent liquidity and long-term debt is on well-spread schedules of repayment easily covered by cash flow.  Such companies have been consistently profitable and have diversification in their product lines or sources of revenue.  The continuation of profitable operations for the foreseeable future is likely.  Management is comprised of a mix of ages, experience, and backgrounds, and management succession is in place.  Sources of raw materials and, for service companies, the sources of revenue are abundant.  Future needs have been planned for.  Character and ability of individuals or company principals are excellent.  Loans to individuals are supported by high net worths and liquid assets.
3.  Good - Loans to companies whose balance sheets show good liquidity and cash flow adequate to meet maturities of long-term debt with a comfortable margin.  Such companies have established profitable records over a number of years, and there has been growth in net worth.  Operating ratios are in line with those of the industry, and expenses are in proper relationship to the volume of business done and the profits achieved.  Management is well-balanced and competent in their responsibilities.  Economic environment is favorable; however, competition is strong.  The prospects for growth are good.  Loans in this category do not meet the collateral requirements of loans in categories 1 and 2 above. Loans to individuals are supported by good net worth but whose supporting assets are illiquid.
3w. Watch - Included in this category are loans evidencing problems identified by Bank management that require closer supervision.  Such problems have not developed to the point which requires a "special mention" rating.  This category also covers situations where the Bank does not have adequate current information upon which credit quality can be determined.  The account officer has the obligation to correct these deficiencies within 30 days from the time of notification.
4.  Special Mention - A "special mention" loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or in the Bank's credit position at some future date. Special mention loans are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

5.  Substandard - A "substandard" loan is inadequately protected by the current sound net worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

6.  Doubtful - A loan classified as "doubtful" has all the weaknesses inherent in one classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

7.  Loss - A loan classified as "loss" is considered uncollectible and of such little value that its continuance on the books is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this loan even though partial recovery may be affected in the future.

The following table provides a breakdown of the loan portfolio by credit quality indicator at March 31, 2017:

(Dollars in thousands)
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$106,276	$93,063	$238,408	$142,666	$41,076
Special Mention	1,264	3,568	13,797	—	238
Substandard	182	813	5,925	—	294
Doubtful	—	4,022	—	—	—
Total	$107,722	$101,466	$258,130	$142,666	$41,608

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$23,234	$177
Nonperforming	333	—
Total	$23,567	$177

The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2016:

(Dollars in thousands)
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$95,548	$91,908	$223,435	$216,259	$43,950
Special Mention	301	7,102	14,334	—	244
Substandard	186	611	4,624	—	597
Doubtful	—	29	—	—	—
Total	$96,035	$99,650	$242,393	$216,259	$44,791

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other
Performing	$23,375	$207
Nonperforming	361	—
Total	$23,736	$207

Impaired Loans
Loans are considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan agreement, including scheduled interest payments.  When a loan is placed on non-accrual status, it is also considered to be impaired.  Loans are placed on non-accrual status when: (1) the full collection of interest or principal becomes uncertain or (2) they are contractually past due 90 days or more as to interest or principal payments unless the loans are both well secured and in the process of collection.
The following tables summarize the distribution of the allowance for loan losses and loans receivable by loan class and impairment method at March 31, 2017 and December 31, 2016:
March 31, 2017

(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Loan Fees/Costs	Total
Allowance for loan losses:
Individually evaluated for impairment	$8	$593	$73	$—	$—	$—	$—	$—	$—	$674
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Collectively evaluated for impairment	1,362	1,229	2,561	642	365	122	—	595	—	6,876
Ending Balance	$1,370	$1,822	$2,634	$642	$365	$122	$—	$595	$—	$7,550

Loans receivable:
Individually evaluated for impairment	$387	$4,471	$5,130	$—	$238	$333	$—	$—	$—	$10,559
Loans acquired with deteriorated credit quality	—	177	539	—	—	—	—	—	—	716
Collectively evaluated for impairment	107,335	96,818	252,461	142,666	41,370	23,234	177	—	1,075	665,136
Ending Balance	$107,722	$101,466	$258,130	$142,666	$41,608	$23,567	$177	$—	$1,075	$676,411

December 31, 2016

(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Loan Fees/Costs	Total
Allowance for loan losses:
Individually evaluated for impairment	$7	$101	$114	$—	$38	$—	$—	$—	$—	$260
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Collectively evaluated for impairment	1,197	1,631	2,460	973	329	112	—	532	—	7,234
Ending Balance	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$—	$7,494

Loans receivable:
Individually evaluated for impairment	$391	$947	$3,817	$—	$544	$337	$—	$—	$—	$6,036
Loans acquired with deteriorated credit quality	—	191	930	—	—	—	—	—	—	1,121
Collectively evaluated for impairment	95,644	98,512	237,646	216,259	44,247	23,399	207	—	1,737	717,651
Ending Balance	$96,035	$99,650	$242,393	$216,259	$44,791	$23,736	$207	$—	$1,737	$724,808

The activity in the allowance for loan loss by loan class for the three months ended March 31, 2017 and 2016 was as follows:

(Dollars in thousands)	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Total
Balance - December 31, 2016	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$7,494
Provision (Credit) charged to operations	166	88	56	(331)	99	9	—	63	150
Loans charged off	—	—	—	—	(101)	—	—	—	(101)
Recoveries of loans charged off	—	2	4	—	—	1	—	—	7
Balance - March 31, 2017	$1,370	$1,822	$2,634	$642	$365	$122	$—	$595	$7,550

(Dollars in thousands)	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Total
Balance - December 31, 2015	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$7,560
(Credit) Provision charged to operations	(44)	(657)	311	1	(96)	(92)	—	377	(200)
Loans charged off	—	—	(60)	—	—	—	—	—	(60)
Recoveries of loans charged off	—	—	—	—	—	2	—	—	2
Balance - March 31, 2016	$981	$1,348	$3,300	$867	$192	$19	$—	$595	$7,302

When a loan is identified as impaired, the measurement of impairment is based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the sole remaining source of repayment for the loan is the liquidation of the collateral.  In such cases, the current fair value of the collateral less selling costs is used.  If the value of the impaired loan is less than the recorded investment in the loan, the impairment is recognized through an allowance estimate or a charge to the allowance.

Impaired Loans Receivables (By Class) – March 31, 2017

(Dollars in thousands)				Three Months Ended March 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance:
Construction	$182	$182	$—	$185	$—
Commercial Business	626	787	—	794	3
Commercial Real Estate	2,692	2,692	—	2,821	12
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	3,500	3,661	—	3,800	15
Residential Real Estate	238	238	—	240	—
Consumer
Loans to Individuals	333	333	—	335	—
Other	—	—	—	—	—
Subtotal	333	333	—	335	—
With no allowance:	$4,071	$4,232	$—	$4,375	$15

With an allowance:
Construction	$205	$205	$8	$205	$3
Commercial Business	4,022	4,022	593	1,511	67
Commercial Real Estate	2,977	2,977	73	2,210	43
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	7,204	7,204	674	3,926	113
Residential Real Estate	—	—	—	200	—
Consumer
Loans to Individuals	—	—	—	—	—
Other	—	—	—	—	—
Subtotal	—	—	—	—	—
With an allowance:	$7,204	$7,204	$674	$4,126	$113
Total:
Construction	387	387	8	390	3
Commercial Business	4,648	4,809	593	2,305	70
Commercial Real Estate	5,669	5,669	73	5,031	55
Mortgage Warehouse Lines	—	—	—	—	—
Residential Real Estate	238	238	—	440	—
Consumer	333	333	—	335	—
Total	$11,275	$11,436	$674	$8,501	$128

Impaired Loans Receivables (By Class) – December 31, 2016

(Dollars in thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no allowance:
Construction	$186	$186	$—
Commercial Business	883	1,054	—
Commercial Real Estate	1,380	1,380	—
Mortgage Warehouse Lines	—	—	—
Subtotal	2,449	2,620	—
Residential Real Estate	244	244	—
Consumer
Loans to Individuals	337	337	—
Other	—	—	—
Subtotal	337	337	—
With no allowance	$3,030	$3,201	$—
With an allowance:
Construction	$205	$205	$7
Commercial Business	255	255	101
Commercial Real Estate	3,367	3,367	114
Mortgage Warehouse Lines	—	—	—
Subtotal	3,827	3,827	222
Residential Real Estate	301	316	38
Consumer
Loans to Individuals	—	—	—
Other	—	—	—
Subtotal	—	—	—
With an allowance	$4,128	$4,143	$260

Total:
Construction	391	391	7
Commercial Business	1,138	1,309	101
Commercial Real Estate	4,747	4,747	114
Mortgage Warehouse Lines	—	—	—
Residential Real Estate	544	560	38
Consumer	337	337	—
Total	$7,157	$7,344	$260

Impaired Loans Receivables (By Class) – March 31, 2016
	Three Months Ended March 31, 2016
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized
With no allowance:
Construction	$193	$2
Commercial Business	420	4
Commercial Real Estate	1,840	25
Mortgage Warehouse Lines	—	—
Subtotal	2,453	31
Residential Real Estate	1,097	—

Consumer
Loans to Individuals	263	—
Other	—	—
Subtotal	263	—
With no allowance:	$3,813	$31
With an allowance:
Construction	$—	$—
Commercial Business	210	1
Commercial Real Estate	3,783	4
Mortgage Warehouse Lines	—	—
Subtotal	3,993	5
Residential Real Estate	200	—
Consumer
Loans to Individuals	—	—
Other	—	—
Subtotal	—	—
With an allowance:	$4,193	$5
Total:
Construction	193	2
Commercial Business	630	4
Commercial Real Estate	5,623	30
Mortgage Warehouse Lines	—	—
Residential Real Estate	1,297	—
Consumer	263	—
Total	$8,006	$36

Purchased Credit-Impaired Loans
Purchased credit-impaired loans (“PCI”) are loans acquired at a discount that are due in part to credit quality. The following table presents additional information regarding acquired credit-impaired loans at March 31, 2017 and December 31, 2016:

(Dollars in thousands)
	March 31, 2017	December 31, 2016
Outstanding balance	$1,056	$1,470
Carrying amount	$716	$1,121

Changes in accretable discount for acquired credit-impaired loans for the three months ended March 31, 2017 and March 31, 2016 were as follows:

	Three months ended March 31,
	2017	2016
(Dollars in thousands)
Balance at beginning of period	$30	$73
Acquisition of impaired loans	—	—
Accretion of discount	(7)	(21)
Balance at end of period	$23	$52

Consumer Mortgage Loans Secured by Residential Real Estate in Process of Foreclosure
The following table summarizes the recorded investment in consumer mortgage loans secured by residential real estate in the process of foreclosure:

(Dollars in thousands)

March 31, 2017		December 31, 2016
Number of loans	Recorded Investment	Number of loans	Recorded Investment
3	$517	3	$524

In the normal course of business, the Bank may consider modifying loan terms for various reasons. These reasons may include as a retention strategy to compete in the current interest rate environment or to re-amortize or extend a loan term to better match the loan’s repayment stream with the borrower’s cash flow. A modified loan would be considered a troubled debt restructuring (“TDR”) if the Bank grants a concession to a borrower and has determined that the borrower is troubled (i.e., experiencing financial difficulties).
If the Bank restructures a loan to a troubled borrower, the loan terms (i.e., interest rate, payment, amortization period and maturity date) may be modified in various ways to enable the borrower to cover the modified debt service payments based on current financial statements and cash flow adequacy. If a borrower’s hardship is thought to be temporary, then modified terms may only be offered for that time period. Where possible, the Bank would attempt to obtain additional collateral and/or secondary repayment sources at the time of the restructuring in order to put the Bank in the best possible position if the borrower is not able to meet the modified terms. The Bank will not offer modified terms if it believes that modifying the loan terms will only delay an inevitable permanent default. In evaluating whether a restructuring constitutes a troubled debt restructuring, applicable guidance requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties.
There was one commercial real estate loan with a pre- and post-modification recorded investment of $2.3 million that was modified as a TDR during the three months ended March 31, 2017 and there were no loans modified as a TDR during the three months ended March 31, 2016. There was one troubled debt restructuring that defaulted within twelve months of restructuring in the amount of $458,000 during the three months ended March 31, 2017.  There were no troubled debt restructurings that subsequently defaulted within twelve months of restructuring during the three months ended March 31, 2016.

Allowance for Loan Losses and Credit Quality Disclosures

The Company’s primary lending emphasis is the origination of commercial business and commercial real estate loans and mortgage warehouse lines of credit.  Based on the composition of the loan portfolio, the primary inherent risks are deteriorating credit quality, a decline in the economy and a decline in New Jersey real estate market values.  Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

The following table provides an aging of the loan portfolio by loan class at December 31, 2016:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment >90 Days Accruing	Non-accrual Loans
Construction Loans	$—	$—	$186	$186	$95,849	$96,035	$—	$186
Commercial Business	113	115	790	1,018	98,632	99,650	—	920
Commercial Real Estate	741	942	2,707	4,390	238,003	242,393	—	3,187
Mortgage Warehouse Lines	—	—	—	—	216,259	216,259	—	—
Residential Real Estate Loans	564	—	392	956	43,835	44,791	—	544
Loans to Individuals	—	29	361	390	23,346	23,736	24	337
Other	—	—	—	—	207	207	—	—
Deferred Loan Fees and Costs, Net	—	—	—	—	1,737	1,737	—	—
Total	$1,418	$1,086	$4,436	$6,940	$717,868	$724,808	$24	$5,174

The following table provides an aging of the loan portfolio by loan class at December 31, 2015:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment >90 Days Accruing	Non-accrual Loans
Construction Loans	$—	$—	$—	$—	$93,745	$93,745	$—	$—
Commercial Business	530	5	186	721	98,556	99,277	—	304
Commercial Real Estate	789	—	3,996	4,785	202,465	207,250	—	4,321
Mortgage Warehouse Lines	—	—	—	—	216,572	216,572	—	—
Residential Real Estate Loans	—	166	1,132	1,298	39,446	40,744	—	1,132
Consumer
Loans to Individuals	400	—	263	663	22,411	23,074	—	263
Other	—	—	—	—	233	233	—	—
Deferred Loan Fees and Costs, Net	—	—	—	—	1,226	1,226	—	—
Total	$1,719	$171	$5,577	$7,467	$674,654	$682,121	$—	$6,020

As provided by ASC 310-30, the excess of cash flows expected at acquisition over the initial investment in the loan is recognized as interest income over the life of the loan.  Accordingly, loans acquired with evidence of deteriorated credit quality in the amount of $439,000 and $489,000 at December 31, 2016 and 2015, respectively, were not classified as non-performing loans due to the accretion of income based on expected cash flows.

Additional income before taxes amounting to $522,000 and $471,000 would have been recognized in 2016 and 2015, respectively, if interest on all loans had been recorded based upon their original contract terms.

Management reviews the adequacy of the allowance for loan losses on at least a quarterly basis to ensure that the provision for loan losses has been charged against earnings in an amount necessary to maintain the allowance at a level that is adequate based on management’s assessment of probable estimated losses. The Company’s methodology for assessing the adequacy of the allowance for loan losses consists of several key elements and is consistent with U.S. GAAP and interagency supervisory guidance.  The allowance for loan losses methodology consists of two major components.  The first component is an estimation of losses associated with individually identified impaired loans, which follows ASC Topic 310.  The second major component estimates losses under ASC Topic 450, which provides guidance for estimating losses on groups of loans with similar risk characteristics.  The Bank’s methodology results in an allowance for loan losses which includes a specific reserve for impaired loans, an allocated reserve and an unallocated portion.

When analyzing groups of loans under ASC Topic 450, the Bank follows the Interagency Policy Statement on the Allowance for Loan and Lease Losses.  The methodology considers the Bank’s historical loss experience adjusted for changes in trends, conditions, and other relevant factors that affect repayment of the loans as of the evaluation date.  These adjustment factors, known as qualitative factors, include:

•	Delinquencies and non-accruals

•	Portfolio quality

•	Concentration of credit

•	Trends in volume of loans

•	Quality of collateral

•	Policy and procedures

•	Experience, ability, and depth of management

•	Economic trends – national and local

•	External factors – competition, legal and regulatory

The methodology includes the segregation of the loan portfolio into loan types with a further segregation into risk rating categories, such as special mention, substandard, doubtful, and loss. This allows for an allocation of the allowance for loan losses by loan type; however, the allowance is available to absorb any loan loss without restriction. Larger balance, non-homogeneous loans representing significant individual credit exposures are evaluated individually through the internal loan review process. It is this process that produces the watch list for loans that have indications of credit weakness. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated. Based on these reviews, an estimate of probable losses for the individual larger-balance loans are determined, whenever possible, and used to establish specific loan loss reserves. In general, for non-homogeneous loans not individually assessed and for homogeneous groups, such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type, and historical losses. These loan groups are then internally risk rated.

The watch list includes loans that are assigned a rating of special mention, substandard, doubtful and loss. Loans assigned a rating of special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified as substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans rated as doubtful in whole, or in part, are placed in non-accrual status. Loans classified as a loss are considered uncollectible and are charged off against the allowance for loan losses.

The specific allowance for impaired loans is established for specific loans that have been identified by management as being impaired. These loans are considered to be impaired primarily because the loans have not performed according to payment terms and there is reason to believe that repayment of the loan principal in whole, or in part, is unlikely. The specific portion of the allowance is the total amount of potential unconfirmed losses for these individual impaired loans. To assist in determining the fair value of loan collateral, the Bank often utilizes independent third party qualified appraisal firms which, in turn, employ their own criteria and assumptions that may include occupancy rates, rental rates and property expenses, among others.

The second category of reserves consists of the allocated portion of the allowance. The allocated portion of the allowance is determined by taking pools of loans outstanding that have similar characteristics and applying historical loss experience for each pool. This estimate represents the potential unconfirmed losses within the portfolio. Individual loan pools are created for commercial and commercial real estate loans, construction loans, warehouse lines of credit and various types of loans to individuals. The historical loss estimation for each loan pool is then adjusted to account for current conditions, current loan portfolio performance, loan policy or management changes or any other qualitative factor which may cause future losses to deviate from historical levels.

The Company also maintains an unallocated allowance. The unallocated allowance is used to cover any factors or conditions which may cause a potential loan loss but are not specifically identifiable. It is prudent to maintain an unallocated portion of the allowance because no matter how detailed an analysis of potential loan losses is performed, these estimates, by definition, lack precision. Management must make estimates using assumptions and information that is often subjective and changing rapidly.

The following discusses the risk characteristics of each of our loan portfolio segments, commercial, mortgage warehouse lines of credit, and consumer.

Commercial

The Company’s primary lending emphasis is the origination of commercial, construction and commercial real estate loans. Based on the composition of the loan portfolio, the inherent primary risks are deteriorating credit quality, a decline in the economy and a decline in New Jersey real estate market values. Any one, or a combination, of these events may adversely affect the loan portfolio and may result in increased delinquencies, loan losses and increased future provision levels.

Mortgage Warehouse Lines of Credit

The Company’s Mortgage Warehouse Unit provides revolving lines of credit that are available to licensed mortgage banking companies. The warehouse line of credit is used by the mortgage banker to originate one-to-four family residential mortgage loans that are pre-sold into the secondary mortgage market, which includes state and national banks, national mortgage banking firms, insurance companies and government-sponsored enterprises, including the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and others. On average, an advance under the warehouse line of credit remains outstanding for a period of less than 30 days, with repayment coming directly from the sale of the loan into the secondary mortgage market. Interest and a transaction fee are collected by the Bank at the time of repayment.

As a separate segment of the total portfolio, the warehouse loan portfolio is individually analyzed as a whole for allowance for loan losses purposes.  Warehouse lines of credit are subject to the same inherent risks as other commercial lending, but the overall degree of risk differs. While the Company’s loss experience with this type of lending has been non-existent since the product was introduced in 2008, there are other risks unique to this lending that still must be considered in assessing the adequacy of the allowance for loan losses. These unique risks may include, but are not limited to, (i) credit risks relating to the mortgage bankers that borrow from us, (ii) the risk of intentional misrepresentation or fraud by any of such mortgage bankers, (iii) changes in the market value of mortgage loans originated by the mortgage banker, the sale of which is the expected source of repayment of the borrowings under a warehouse line of credit, due to changes in interest rates during the time in warehouse or (iv) unsalable or impaired mortgage loans so originated, which could lead to decreased collateral value and the failure of a purchaser of the mortgage loan to purchase the loan from the mortgage banker.

These factors, along with the other qualitative factors such as economic trends, concentrations of credit, trends in the volume of loans, portfolio quality, delinquencies and non-accruals, are also considered and may have positive or negative effects on the allocated allowance.  The aggregate amount resulting from the application of these qualitative factors determines the overall risk for the portfolio and results in an allocated allowance for warehouse lines of credit.

Consumer

The Company’s consumer loan portfolio segment is comprised of residential real estate loans, home equity loans and other loans to individuals. Individual loan pools are created for the various types of loans to individuals.

In general, for homogeneous groups such as residential mortgages and consumer credits, the loans are collectively evaluated based on delinquency status, loan type and historical losses. These loan groups are then internally risk rated.

The Company considers the following credit quality indicators in assessing the risk in the loan portfolio:

•	Consumer credit scores

•	Internal credit risk grades

•	Loan-to-value ratios

•	Collateral

•	Collection experience
Internal Risk Rating of Loans

The Bank’s internal credit risk grades are based on the definitions currently utilized by the banking regulatory agencies.  The grades assigned and their definitions are as follows, and loans graded excellent, above average, good and watch list are treated as “pass” for grading purposes:

1.  Excellent - Loans that are based upon cash collateral held at the Bank and adequately margined. Loans that are based upon "blue chip" stocks listed on the major stock exchanges and adequately margined.

2.  Above Average - Loans to companies whose balance sheets show excellent liquidity and long-term debt is on well-spread schedules of repayment easily covered by cash flow.  Such companies have been consistently profitable and have diversification in their product lines or sources of revenue.  The continuation of profitable operations for the foreseeable future is likely.  Management is comprised of a mix of ages, experience and backgrounds, and management succession is in place.  Sources of raw materials and, for service companies, the sources of revenue are abundant.  Future needs have been planned for.  Character and management ability of individuals or company principals are excellent.  Loans to individuals are supported by high net worths and liquid assets.

3.  Good - Loans to companies whose balance sheets show good liquidity and cash flow adequate to meet maturities of long-term debt with a comfortable margin.  Such companies have established profitable records over a number of years, and there has been growth in net worth.  Operating ratios are in line with those of the industry, and expenses are in proper relationship to the volume of business done and the profits achieved.  Management is well-balanced and competent in their responsibilities.  Economic environment is favorable; however, competition is strong.  The prospects for growth are good.  Loans in this category do not meet the collateral requirements of loans in categories 1 and 2 above. Loans to individuals are supported by good net worth but whose supporting assets are illiquid.

3w.  Watch - Included in this category are loans evidencing problems identified by Bank management that require closer supervision.  Such problems have not developed to the point which requires a "special mention" rating.  This category also covers situations where the Bank does not have adequate current information upon which credit quality can be determined.  The account officer has the obligation to correct these deficiencies within 30 days from the time of notification.

4.  Special Mention - A "special mention" loan has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or in the Bank's credit position at some future date. Special mention loans are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

5.  Substandard - A "substandard" loan is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

6.  Doubtful - A loan classified as "doubtful" has all the weaknesses inherent in a loan classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

7.  Loss - A loan classified as "loss" is considered uncollectible and of such little value that its continuance on the books is not warranted. This classification does not mean that the loan has absolutely no recovery or salvage value, but rather it is not practical or desireable to defer writing off this loan even though partial recovery may occur in the future.

The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2016:

(Dollars in thousands)
Commercial Credit Exposure- By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$95,548	$91,908	$223,435	$216,259	$43,950
Special Mention	301	7,102	14,334	—	244
Substandard	186	611	4,624	—	597
Doubtful	—	29	—	—	—
Loss	—	—	—	—	—
Total	$96,035	$99,650	$242,393	$216,259	$44,791

(Dollars in thousands)
Consumer Credit Exposure -By Payment Activity	Loans to Individuals	Other

Performing	$23,375	$207
Nonperforming	361	—
Total	$23,736	$207

The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2015:

(Dollars in thousands)
Commercial Credit Exposure- By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$93,558	$90,856	$191,754	$216,572	$39,878
Special Mention	187	7,768	9,311	—	260
Substandard	—	653	6,185	—	606
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—
Total	$93,745	$99,277	$207,250	$216,572	$40,744

(Dollars in thousands)
Consumer Credit Exposure - By Payment Activity	Loans to Individuals	Other

Performing	$22,811	$233
Nonperforming	263	—
Total	$23,074	$233

Impaired Loans Disclosures

Loans are considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is placed on non-accrual status, it is also considered to be impaired.  Loans are placed on non-accrual status when: (1) the full collection of interest or principal becomes uncertain; or (2) they are contractually past due 90 days or more as to interest or principal payments unless the loans are both well secured and in the process of collection.

The following tables summarize the distribution of the allowance for loan losses and loans receivable by loan class and impairment method at December 31, 2016 and 2015, respectively.

Allowance for Loan Losses as of and for the year ended December 31, 2016
(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Fees	Total
Allowance for loan losses:
Beginning balance	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$—	$7,560
(Credit) provision charged to operations	179	(177)	(800)	107	79	(3)	1	314	—	(300)
Loans charged off	—	(97)	(60)	—	—	—	(1)	—	—	(158)
Recoveries of loans charged off	—	1	385	—	—	6		—	—	392
Ending balance	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$—	$7,494

Individually evaluated for impairment	$7	$101	$114	$—	$38	$—	$—	$—	$—	$260
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Collectively evaluated for impairment	1,197	1,631	2,460	973	329	112	—	532	—	7,234
Ending Balance	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$—	$7,494

Loans receivable:
Loans acquired with deteriorated credit quality	$—	$191	$930	$—	$—	$—	$—	$—	$—	$1,121
Individually evaluated for impairment	391	947	3,817	—	544	337	—	—	—	6,036
Collectively evaluated for impairment	95,644	98,512	237,646	216,259	44,247	23,399	207	—	1,737	717,651
Ending Balance	$96,035	$99,650	$242,393	$216,259	$44,791	$23,736	$207	$—	$1,737	$724,808

Allowance for Loan Losses as of and for the year ended December 31, 2015
(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Fees	Total
Allowance for loan losses:
Beginning balance	$1,215	$1,761	$2,393	$896	$197	$129	$2	$332	$—	$6,925
(Credit) provision charged to operations	(190)	347	1,010	(30)	91	(13)	(1)	(114)	—	1,100
Loans charged off	—	(116)	(361)	—	—	(13)	(1)	—	—	(491)
Recoveries of loans charged off	—	13	7	—	—	6		—	—	26
Ending balance	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$—	$7,560

Individually evaluated for impairment	$—	$68	$125	$—	$69	$—	$—	$—	$—	$262
Loans acquired with deteriorated credit quality	—	—	64	—	—	—	—	—	—	64
Collectively evaluated for impairment	1,025	1,937	2,860	866	219	109	—	218	—	7,234
Ending Balance	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$—	$7,560

Loans receivable:
Loans acquired with deteriorated credit quality	$—	$241	$1,359	$—	$—	$—	$—	$—	$—	$1,600
Individually evaluated for impairment	494	458	4,833	—	1,132	263	—	—	—	7,180
Collectively evaluated for impairment	93,251	98,578	201,058	216,572	39,612	22,811	233	—	1,226	673,341
Ending Balance	$93,745	$99,277	$207,250	$216,572	$40,744	$23,074	$233	$—	$1,226	$682,121

When a loan is identified as impaired, the measurement of impairment is based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the sole remaining source of repayment for the loan is the liquidation of the collateral.  In such cases, the current fair value of the collateral less selling costs is used.  If the value of the impaired loan is less than the recorded investment in the loan, the impairment is recognized through an allowance estimate or a charge to the allowance.

Impaired Loans Receivables (By Class) - December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date 2016 Average Recorded Investment	Year to Date 2016 Interest Income Recognized
(Dollars in thousands)
With no related allowance:
Construction	$186	$186	$—	$260	$—
Commercial Business	883	1,054	—	623	14
Commercial Real Estate	1,380	1,380	—	1,528	74
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	2,449	2,620	—	2,411	88

Residential Real Estate	244	244	—	725	—

Consumer
Loans to Individuals	337	337	—	281	—
Other	—	—	—	—	—
Subtotal	337	337	—	281	—
Subtotal with no related allowance	3,030	3,201	—	3,417	88
With an allowance:
Commercial
Construction	205	205	7	51	9
Commercial Business	255	255	101	238	—
Commercial Real Estate	3,367	3,367	114	3,603	19
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	3,827	3,827	222	3,892	28

Residential Real Estate	301	316	38	200	—
Consumer
Loans to Individuals	—	—	—	—	—
Other	—	—	—	—	—
Subtotal	—	—	—	—	—
Subtotal with an allowance	4,128	4,143	260	4,092	28

Total:
Construction	391	391	7	311	9
Commercial Business	1,138	1,309	101	861	14
Commercial Real Estate	4,747	4,747	114	5,131	93
Mortgage Warehouse Lines	—	—	—	—	—
Residential Real Estate	544	560	38	925	—
Consumer	337	337	—	281	—
Total	$7,157	$7,344	$260	$7,509	$116

Impaired Loans Receivables (By Class) - December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date 2015 Average Recorded Investment	Year to Date 2015 Interest Income Recognized
(Dollars in thousands)
With no related allowance:
Commercial
Construction	$494	$494	$—	$477	$27
Commercial Business	488	847	—	492	23
Commercial Real Estate	2,417	2,683	—	2,998	94
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	3,399	4,024	—	3,967	144

Residential Real Estate	831	831	—	981	—

Consumer
Loans to Individuals	263	280	—	88	—
Other	—	—	—	—	—
Subtotal	263	280	—	88	—
Subtotal with no related allowance	4,493	5,135	—	5,036	144

With an allowance:
Commercial
Construction	—	—	—	—	—
Commercial Business	211	237	68	307	5
Commercial Real Estate	3,775	3,788	189	4,200	154
Mortgage Warehouse Lines	—	—	—	—	—

Subtotal	3,986	4,025	257	4,507	159

Residential Real Estate	301	316	69	100	—
Consumer
Loans to Individuals	—	—	—	175	—
Other	—	—	—	—	—
Subtotal	—	—	—	175	—
Subtotal with an allowance	4,287	4,341	326	4,782	159

Total:
Construction	494	494	—	477	27
Commercial Business	699	1,084	68	799	28
Commercial Real Estate	6,192	6,471	189	7,198	248
Mortgage Warehouse Lines	—	—	—	—	—
Residential Real Estate	1,132	1,147	69	1,081	—
Consumer	263	280	—	263	—
Total	$8,780	$9,476	$326	$9,818	$303

Purchased Credit-Impaired Loans

Purchased Credit-Impaired loans (“PCI”) are loans acquired at a discount that is due in part to credit quality.  Acquired loans totaling $2.6 million were deemed to be PCI at February 7, 2014 and were initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance (i.e., the allowance for loan losses).

The following table presents additional information regarding PCI loans for the years ended December 31, 2016 and 2015:

(Dollars in thousands)	Purchased Loans with Evidence of Credit Deterioration
	12/31/2016	12/31/2015
Outstanding balance	$1,470	$1,964
Carrying amount	$1,121	$1,600

  In 2015, an allowance for loan losses in the amount of $64,000 was recorded for one PCI loan.

The following table presents changes in accretable discount for PCI loans for the years ended December 31, 2016 and 2015:

(Dollars in thousands)	December 31, 2016	December 31, 2015
Balance at beginning of year	$73	$135
Acquisition of impaired loans	—	—
Accretion of discount	(43)	(62)
Balance at end of year	$30	$73

Non-accretable difference at end of year	$215	$215

The following table presents the years for the scheduled remaining accretable discount that will accrete to income based on the Company’s most recent estimates of cash flows for PCI loans:

(Dollars in thousands)	Periods ending December 31,
	2017	$22
	2018	8
	Thereafter	—
	Total	$30

Consumer Mortgage Loans Secured by Residential Real Estate in Process of Foreclosure

The following table summarizes the recorded investment in consumer mortgage loans secured by residential real estate in process of foreclosure:

(Dollars in thousands)	December 31,
2016		2015
Number of loans	Recorded Investment	Number of loans	Recorded Investment
3	$524	5	$1,008

In the normal course of business, the Bank may consider modifying loan terms for various reasons. These reasons may include as a retention strategy to compete in the current interest rate environment or to re-amortize or extend a loan term to better match the loan’s payment stream with the borrower’s cash flow. A modified loan would be considered a troubled debt restructuring (“TDR”) if the Bank grants a concession to a borrower and has determined that the borrower is troubled (i.e., experiencing financial difficulties).

If the Bank restructures a loan to a troubled borrower, the loan terms (i.e., interest rate, payment, amortization period, maturity date) may be modified in various ways to enable the borrower to cover the modified debt service payments based on current financial information and cash flow adequacy. If a borrower’s hardship is thought to be temporary, then modified terms may only be offered for that time period. Where possible, the Bank would attempt to obtain additional collateral and/or secondary repayment sources at the time of the restructure in order to put the Bank in the best possible position if the borrower is not able to meet the modified terms. The Bank will not offer modified terms if it believes that modifying the loan terms will only delay an inevitable permanent default.

In evaluating whether a restructuring constitutes a troubled debt restructuring, applicable guidance requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties.  The following table is a breakdown of troubled debt restructurings, all of which are classified as impaired, which occurred during the years ended December 31, 2016 and 2015.

During 2016

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial Real Estate	1	$458	$458

During 2015

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial Business	1	$288	$288

There was one troubled debt restructuring in the amount of $458,000 that subsequently defaulted within twelve months of restructuring during the year ended December 31, 2016. There were no troubled debt restructurings that subsequently defaulted within twelve months of restructuring during the year ended December 31, 2015.

If the Bank determines that a borrower has suffered deterioration in its financial condition, a restructuring of the loan terms may occur.  Such loan restructurings may include, but are not limited to, reductions in principal or interest, reductions in interest rates and extensions of the maturity date.  When modifications are implemented, such loans meet the definition of a troubled debt restructuring.  All of the modifications employed by the Bank during 2016 and 2015 have resulted in lower principal amortization payments.  The lower payments are determined by an analysis of the borrower’s cash flow ability to meet the modified terms while anticipating an improved financial condition to enable a resumption of the original payment terms.